Post-retirement pension and other defined benefit schemes - Effect of change in significant actuarial assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 335	$ 329
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (367)	$ (365)
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (259)	$ (267)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 237	$ 246
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (33)	$ (46)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 32	$ 43
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (219)	$ (252)
Actuarial assumption decrease	1 year	1 year
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 221	$ 229
UK defined benefit plans | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	219	219
Effect of decrease in actuarial assumption on defined benefit pension obligation	(238)	(239)
UK defined benefit plans | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(155)	(148)
Effect of decrease in actuarial assumption on defined benefit pension obligation	142	142
UK defined benefit plans | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(161)	(178)
Effect of decrease in actuarial assumption on defined benefit pension obligation	163	175
UK defined benefit plans | Mortality rate | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap	81
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap	(81)
SWEDEN | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	116	110
Effect of decrease in actuarial assumption on defined benefit pension obligation	(129)	(126)
SWEDEN | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(104)	(119)
Effect of decrease in actuarial assumption on defined benefit pension obligation	95	104
SWEDEN | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(33)	(46)
Effect of decrease in actuarial assumption on defined benefit pension obligation	32	43
SWEDEN | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(58)	(74)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 58	$ 54